Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Banking And Thrift [Abstract]
2018	$ 161,656
2019	41,926
2020	15,459
2021	3,382
2022	1,202
Thereafter	277
Total	$ 223,902